Subsequent Events (Details Narrative) - USD ($)	Jun. 16, 2026	Jun. 09, 2026	May 26, 2026	Dec. 05, 2022	Jun. 15, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 06, 2022	Nov. 25, 2022	Aug. 02, 2022
Subsequent Event [Line Items]
Authorized share capital								$ 50,000
Ordinary shares, shares authorized						100,000,000	100,000,000	100,000,000
Ordinary shares, par value						$ 0.0005	$ 0.0005	$ 0.0005
Mr. Chi Ming Lam [Member]
Subsequent Event [Line Items]
Ordinary shares, par value				$ 1					$ 1	$ 1
Number of shares issued of ordinary shares				2,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Authorized share capital	$ 25,000,000				$ 50,000
Ordinary shares, shares authorized	50,000,000,000				100,000,000
Ordinary shares, par value	$ 0.0005				$ 0.0005
Subsequent Event [Member] | Mr. Chi Ming Lam [Member]
Subsequent Event [Line Items]
Number of shares issued of ordinary shares	6,000,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized	40,000,000,000
Ordinary shares, par value	$ 0.0005
Ordinary shares, shares authorized but unissued	39,993,025,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized	10,000,000,000
Ordinary shares, par value	$ 0.0005
Ordinary shares, shares authorized but unissued	9,994,000,000
Subsequent Event [Member] | Additional Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized	49,900,000,000
PMA Nano Carbon Tech Limited [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issued principal amount		$ 110,000,000	$ 110,000,000